As filed with the Securities and Exchange Commission on October 23, 2015

File No. 333-205359

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _	[ ]

Post-Effective Amendment No. 1	[ X ]
(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY, RONON, STEVENS, & YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Nationwide Mutual Funds is being made for the purpose of filing the final versions of the plan of reorganization Exhibit (4) and tax opinion Exhibit (12) to Part C of the Registration Statement.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to the Registrant’s Prospectus/Information Statement included in the definitive materials electronically filed with the SEC on September 2, 2015 on the Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 (SEC Accession No. 0001193125-15-310649 ).

PART B

STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to the Registrant’s Statement of Additional Information included in the definitive materials electronically filed with the SEC on September 2, 2015 on the Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 (SEC Accession No. 0001193125-15-310649 ).

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the Trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A, indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009 (the “Amended Declaration”), of Registrant, Nationwide Mutual Funds (the “Trust”), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(i)
Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Destination 2055 Fund, previously filed as Exhibit EX-28.a.1 with the Trust’s registration statement on September 15, 2010, are hereby incorporated by reference.

(ii)
Amending Resolutions dated June 15, 2011, to the Amended Declaration, pertaining to the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.a.2 with the Trust’s registration statement on July 1, 2011, are hereby incorporated by reference.

(iii)
Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), previously filed as Exhibit EX-28.a.3 with the Trust’s registration statement on September 16, 2011, are hereby incorporated by reference.

(iv)
Amending Resolutions dated March 9, 2012, to the Amended Declaration, pertaining to the Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, previously filed as Exhibit EX-28.a.4 with the Trust’s registration statement on July 2, 2012, are hereby incorporated by reference.

(v)
Amending Resolutions dated June 13, 2012, to the Amended Declaration, pertaining to the Nationwide Inflation-Protected Securities Fund, previously filed as Exhibit EX-28.a.5 with the Trust’s registration statement on September 14, 2012, are hereby incorporated by reference.

(vi)
Amending Resolutions dated September 6, 2012, to the Amended Declaration, pertaining to the Nationwide Core Plus Bond Fund and Nationwide Emerging Markets Equity Fund, previously filed as Exhibit EX-28.a.6 with the Trust’s registration statement on December 14, 2012, are hereby incorporated by reference.

(vii)
Amending Resolutions dated March 28, 2013, to the Amended Declaration, pertaining to the Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark Value Fund, Nationwide Bailard International Equities Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Balanced Fund, Nationwide Ziegler Equity Income Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund and Nationwide HighMark Bond Fund, previously filed as Exhibit EX-28.a.7 with the Trust’s registration statement on June 17, 2013, are hereby incorporated by reference.

(viii)
Amending Resolutions dated December 11, 2013, to the Amended Declaration, pertaining to the Nationwide Bailard Emerging Markets Equity Fund and Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.a.8 with the Trust’s registration statement on April 3, 2014, are hereby incorporated by reference.

(ix)
Amending Resolutions dated March 11, 2014, to the Amended Declaration, pertaining to the Nationwide Herndon Mid Cap Value Fund, previously filed as Exhibit EX-28.a.9 with the Trust’s registration statement on July 9, 2014, are hereby incorporated by reference.

(x)	Amending Resolutions dated June 11, 2014, to the Amended Declaration, pertaining to the Nationwide Destination 2060 Fund,

previously filed as Exhibit EX-28.a.10 with the Trust’s registration statement on September 22, 2014.

(xi)
Amending Resolutions dated March 11, 2015, to the Amended Declaration, pertaining to the Nationwide World Bond Fund, previously filed as Exhibit EX-28.a.11 with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(xii)
Amending Resolutions dated June 10, 2015, to the Amended Declaration, pertaining to the Nationwide Amundi Global High Yield Fund, the Nationwide Amundi Strategic Income Fund and the Nationwide Emerging Markets Debt Fund, previously filed as Exhibit EX-28.a.12 with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on November 17, 2009, are hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Plan of Reorganization of the Registrant, on behalf of its series the Nationwide Fund and the Nationwide HighMark Value, is filed herewith as Exhibit EX-16.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-99.d.2 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement amended June 18, 2014, pertaining to certain series of the Trust managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.1.b with the Trust’s registration statement on June 18, 2014, is hereby incorporated by reference.

(b)
Investment Advisory Agreement dated August 28, 2007 pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-99.d.2 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement amended September 25, 2014 pertaining to the Nationwide Destination 2060 Fund, managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.2.b. with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(c)
Investment Advisory Agreement dated September 18, 2015 pertaining to the Nationwide Emerging Markets Debt Fund, the Nationwide World Bond Fund, Nationwide Amundi Global Yield Fund and Nationwide Amundi Strategic Income Fund, currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.3, with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(d)	Subadvisory Agreements

(i)
Amended Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC for the Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, effective May 1, 2007, as amended February 1, 2012, among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, previously filed as Exhibit EX-28.d.3.a.1 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, effective December 19, 2007, for the Nationwide U.S. Small Cap Value Fund, previously filed as Exhibit EX-23.d.3.i with the Trust’s registration statement on December 28, 2007, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, for the Nationwide Bond Fund, Nationwide Government Bond Fund, and Nationwide Inflation Protected Securities Fund, previously filed as Exhibit EX-23.d.3.h with the Trust’s registration statement on December 19, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008,  amended May 1, 2013, previously filed as Exhibit EX-28.d.3.c.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, for the Nationwide Money Market Fund, previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, amended December 2, 2009, previously filed as Exhibit EX-28.d.3.i.1 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, Inc., effective March 22, 2011, for the Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, Inc., effective March 22, 2011, as amended October 1, 2014, previously filed as Exhibit EX-28.d.3.e.1 with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Brown Capital Management, LLC, effective August 26, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.d.3.j with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc., effective July 19, 2011, for the Nationwide International Value Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc., effective July 18, 2011, amended November 19, 2012, previously filed as Exhibit EX-28.d.3.k.1 with the Trust’s registration statement on December 6, 2012, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Thompson, Siegel & Walmsley LLC, effective April 22, 2013, for the Nationwide Core Plus Bond Fund, previously filed as Exhibit EX-16.6.c.xii with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(ix)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and HighMark Capital Management, Inc., effective April 1, 2013, for the Nationwide HighMark Balanced Fund, Nationwide HighMark

Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Value Fund and Nationwide Fund, previously filed as Exhibit EX-28.d.3.j with the Trust’s registration statement on June 17, 2013, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective June 4, 2013, for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund and Nationwide Bailard International Equities Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 17, 2013, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective March 31, 2014, for the Nationwide Bailard Emerging Markets Equity Fund, previously filed as Exhibit EX-28.d.3.j.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management Ltd., effective October 1, 2014, for the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 16, 2014, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ziegler Capital Management, LLC, effective December 1, 2013, for the Nationwide Ziegler Equity Income Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund, previously filed as Exhibit EX-28.d.3.m with the Trust’s registration statement on February 20, 2014, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Garcia Hamilton & Associates, LP, effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.m with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Herndon Capital Management, LLC, effective March 31, 2014, for the Nationwide Diverse Managers Fund and Nationwide Herndon Mid Cap Value Fund, previously filed as Exhibit EX-28.d.3.n with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Strategic Global Advisors, LLC, effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.o with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ariel Investments, LLC, effective March 31, 2014, for the Nationwide Diverse Managers Fund, previously filed as Exhibit EX-28.d.3.p with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(xvii)
Subadvisory agreement among the Trust, Nationwide Fund Advisors and Boston Advisors, LLC, effective March 13, 2014, for the Nationwide Growth Fund, previously filed as Exhibit EX-28.d.3.r with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(xviii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Standard Life Investments (Corporate Funds) Limited, effective October 5, 2015, previously filed as Exhibit EX-28.d.4.r with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Amundi Smith Breeden, LLC, effective September 25, 2015, for the Nationwide Amundi Global High Yield Fund and the Nationwide Amundi Strategic Income Fund, previously filed as Exhibit EX-28.d.4.s with the Trust’s registration statement on October 14, 2015, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement dated May 1, 2007, amended as of February 28, 2008, between the Trust and Nationwide Fund Distributors LLC (“NFD”), previously filed as Exhibit EX-99.e.1 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement dated May 1, 2007, as amended September 18, 2015 between the Trust and NFD, for certain series of the Trust, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(b)	Model Dealer Agreement, effective January 2008, previously filed as Exhibit EX-99.e.2 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement dated April 4, 2003, Fund List, amended as of February 28, 2008, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(i)
Amendment to Global Custody Agreement dated April 4, 2003, amended December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)
Amendment to Global Custody Agreement dated April 4, 2003, amended March 8, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(iii)
Amendment to the Custody Agreement dated April 4, 2003, amended September 18, 2015, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.c with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(b)
Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1.a with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(c)	Cash Trade Execution Rider dated April 4, 2003, previously filed as Exhibit EX-99.g.1.b with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(d)
Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, effective May 1, 2007, amended September 18, 2015, previously filed as Exhibit EX-28.m.1 with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(b)
Rule 18f-3 Plan, effective March 2, 2009, amended September 18, 2015, for certain series of the Trust, previously filed as Exhibit EX-28.n.1 with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid an non-assessable;

(a)
Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, previously filed as Exhibit EX-16.11.a with the Trust’s registration statement on Form N-14 on June 30, 2015, is hereby incorporated by reference.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization is filed herewith as Exhibit EX 16.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement, effective May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)
Administrative Services Plan effective May 1, 2007, amended December 15, 2011, previously filed as Exhibit EX-28.h.2 with the Trust’s Registration Statement on December 12, 2011 is hereby incorporated by reference.

(i)
Form of Servicing Agreement to Administrative Services Plan (“Servicing Agreement”), effective January 2007, previously filed as Exhibit EX-99.h.2.b with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.

(ii)
Administrative Services Plan effective March 10, 2015, as amended September 18, 2015, previously filed as Exhibit EX-28.h.2.b with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(c)	Form of Operational Service Agreement, previously filed as Exhibit EX-99.h.3 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(d)
Expense Limitation Agreement between the Trust and Nationwide Fund Advisors relating to the Nationwide Money Market Fund, Nationwide U.S. Small Cap Value Fund, Nationwide International Value Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Nationwide Bond Fund, Nationwide Growth Fund and each of the Nationwide Investor Destinations Funds effective May 1, 2007, and amended as of January 9, 2008, previously filed as Exhibit EX-99.h.4 with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(i)
Exhibit A to the Expense Limitation Agreement, effective May 1, 2007, as amended September 18, 2015, between the Trust and Nationwide Fund Advisors, previously filed as Exhibit EX-28.h.4.a with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(e)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust  (“OBT”) and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-99.h.11 with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(f)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisors for Nationwide Fund, effective May 1, 2015 previously filed as Exhibit EX-16.13.f with the Trust registration statement on Form N-14 on June 30, 2015, is hereby incorporated by reference.

(g)
Administrative Services Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Financial Services Inc. on behalf of the Nationwide Money Market Fund, effective May 1, 2015, previously filed as Exhibit EX-16.13.g with the Trust’s registration statement on Form N-14 on June 30, 2015, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)
Consent of Independent Registered Public Accounting Firm, previously filed as Exhibit EX-16.14.a. with the Trust registration statement on Form N-14 on September 2, 2015, is hereby incorporated by reference.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney, previously filed as Exhibit EX-16.16.a with the Trust’s registration statement on Form N-14 on June 30, 2015, are hereby incorporated by reference.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for the Gartmore Mutual Funds and Gartmore Variable Insurance Trust (now known as the Trust and Nationwide Variable Insurance Trust, respectively), dated December 3, 2008, previously filed as Exhibit EX-23.p.1 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(b)
Code of Ethics for Nationwide Fund Advisors dated January 1, 2015, previously filed as Exhibit EX-23.p.2 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(c)
Advisory Employee Investment Transaction Policy for BlackRock Investment Management, LLC, revised January 15, 2009, previously filed as Exhibit EX-23.p.4 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(d)
Code of Ethics for Dimensional Fund Advisors LP, dated January 1, 2011, previously filed as Exhibit EX-23.p.6 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(e)
Code of Ethics for Nationwide Fund Distributors LLC, dated January 1, 2014, previously filed as Exhibit EX-23.p.5 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(f)
Code of Ethics for Federated Investment Management Company, dated September 30, 2012, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(g)
Code of Ethics for Goldman Sachs Asset Management, dated February 6, 2012, previously filed as Exhibit EX-28.p.7 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(h)
Code of Ethics for Brown Capital Management, LLC, revised December 31, 2011, previously filed as Exhibit EX-28.p.8, with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(i)
Code of Ethics for UBS Global Asset Management (Americas) Inc., dated January 7, 2013, previously filed as Exhibit EX-28.p.9, with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(j)
Code of Ethics for Thompson, Siegel & Walmsley LLC, amended December 2011, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on September 14, 2012, is hereby incorporated by reference.

(k)
Code of Ethics for HighMark Capital Management, Inc., dated August 25, 2014, previously filed as Exhibit EX-28.p.11 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(l)	Code of Ethics for Bailard, Inc., dated March 25, 2014, previously filed as Exhibit EX-28.p.12 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(m)
Code of Ethics for Geneva Capital Management LLC, revised October 1, 2014, previously filed as Exhibit EX-28.p.13 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(n)
Code of Ethics for Ziegler Capital Management, LLC, amended November 1, 2014, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(o)
Code of Ethics for Garcia Hamilton & Associates, L.P., updated February 2014, previously as Exhibit EX-28.p.15 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(p)
Code of Ethics for Herndon Capital Management, as revised January 2013, previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(q)
Code of Ethics for Strategic Global Advisors, LLC, revised March 14, 2014, previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(r)
Code of Ethics for Ariel Investments, LLC, as amended December 31, 2014, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on February 26, 2015, is hereby incorporated by reference.

(s)
Code of Ethics for Boston Advisors, LLC, as amended December 2013, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on March 25, 2014, is hereby incorporated by reference.

(t)
Code of Ethics for Standard Life Investments (Corporate Funds) Limited, dated November 20, 2014, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(u)
Code of Ethics for Amundi Smith Breeden, LLC, as amended April 2, 2015, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on October 14, 2015, is hereby incorporated by reference.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended  (the “1933 Act”), Nationwide Mutual Funds (a Delaware Statutory Trust) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Upper Merion, and Commonwealth of Pennsylvania, on this 23rd day of October, 2015.

NATIONWIDE MUTUAL FUNDS

BY:  /s/Allan J. Oster_______________________
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

Trustees

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact

EXHIBIT INDEX

EXHIBIT	NO
Plan of Reorganization of the Registrant, on behalf of its series the Nationwide Fund and the Nationwide HighMark Value Fund	EX-16.4.a
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization	EX-16.12.a